Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,404,626	$ 170,431
Restricted cash	3,496	3,350
Accounts receivable, net	8,782,898	19,121,048
Prepayments	27,447,747	7,786,556
Other receivables	410,871	2,953,751
Loans receivables	5,017,404	1,022,107
Deposits	892,308
Total Current Assets	45,791,070	31,057,243
Property and equipment, net	4,351,350	535,035
OTHER ASSETS
Operating right-of-use assets, net		2,413
Deferred tax assets	66,641	138,784
Deposits	64,018	156,179
Deferred offering costs		489,591
Total other assets	130,659	786,967
Total assets	50,273,079	32,379,245
CURRENT LIABILITIES:
Short-term bank borrowings	7,793,396	2,493,390
Accounts payable	110,023	608,230
Other payables and accrued liabilities	597,682	876,688
Tax payable	9,866,051	7,899,124
Current maturity of long-term bank borrowing	2,860
Current maturities of loans from other financial institutions	384,152	333,012
Operating lease liabilities, current		5,052
Total current liabilities	19,287,898	13,862,008
OTHER LIABILITIES
Long-term bank borrowings	2,857,102
Long-term loans from other financial institutions	502,352	144,696
Total other liabilities	3,359,454	144,696
Total liabilities	22,647,352	14,006,704
SHAREHOLDERS’ EQUITY
Shares subscription receivables	(1,200)	(1,200)
Additional paid-in capital	7,157,095	2,957,300
Statutory reserves	895,682	895,682
Retained earnings	19,875,861	15,907,979
Accumulated other comprehensive loss	(303,086)	(1,388,420)
Total shareholders’ equity	27,625,727	18,372,541
Total liabilities and shareholders’ equity	50,273,079	32,379,245
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	895	720
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	480	480
Related Parties
CURRENT ASSETS
Amount due from related parties	1,831,720
CURRENT LIABILITIES:
Amount due to related parties	$ 533,734	$ 1,646,512